Cost of Sales (Details) - Schedule of cost of sales - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of cost of sales [Abstract]
Inventory expensed	$ 3,781	$ 4,436	$ 2,998
Royalties	307	364	257
Other expenses	1,004	877	1,155
Total	$ 5,092	$ 5,677	$ 4,410